MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 249,893	$ 322,207
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	100,886	149,173
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	4,685	3,292
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	7,885	10,337
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	22,630	24,353
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	13,794	8,488
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 100,013	$ 126,564